Other liabilities - Lease maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 146,705	R$ 137,085	R$ 111,328
Not later than one year
Lease maturity
Lease financial liabilities (Note 24 a)	2,890	2,765
1 year to 5 years
Lease maturity
Lease financial liabilities (Note 24 a)	26,009	12,486
Above 5 years
Lease maturity
Lease financial liabilities (Note 24 a)	R$ 117,806	R$ 121,834